Related party balances and transactions (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related party balances and transactions
Loan from related parties				¥ 285,467,540
Loan repayment to related parties				392,113,384
Loan provided to related parties				¥ 217,000,000
Consideration paid equal to principal amount of loan assets	$ 54,583,585	¥ 380,000,000
Interest income	3,894,331	¥ 27,111,557
Loan portfolios transferred | $	$ 15,600,000
Jiangxi Ruijing
Related party balances and transactions
Guarantee provided over the worth of loans			¥ 1,333,503,026
Guarantee fees received from borrowers			21,918,796
Remittance to related party as a security deposit			¥ 20,000,000
Number of earnings rights purchased | item	2	2
Jiangxi Ruijing | Loan 1
Related party balances and transactions
Loan portfolios transferred	$ 14,364,101	¥ 100,000,000
Jiangxi Ruijing | Loan 2
Related party balances and transactions
Loan portfolios transferred	$ 40,219,483	280,000,000
Zijinzhonghao (Zhejiang) Investment Co., Ltd.
Related party balances and transactions
Loan portfolios transferred		¥ 108,700,000